Related Party Transactions	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Related Party Transactions
Related Party Transactions

Note 17.Related Party Transactions

On July 18, 2018, the Company entered into an Advisory Services Agreement with its majority member. The agreement requires quarterly advisory fees of $125 thousand paid at the beginning of each quarter. For the three months ended July 2, 2022 and July 3, 2021, the Company incurred $0 thousand and $124 thousand in advisory fees, respectively. The Company incurred $126 thousand and $622 thousand in advisory fees for the six months ended July 2, 2022 and July 3, 2021, respectively. Effective as of the date of the Business Combination, the advisory fees were suspended.

The Company has rental agreements for facilities, each of which are owned or partially owned directly or indirectly by various members of Company’s management. The Company incurred $253 thousand and $507 thousand in rental expenses for the three and six months ended July 2, 2022, respectively. The Company incurred $168 thousand and $336 thousand in rental expenses for the three and six months ended July 3, 2021, respectively.

Note 13.Related Party Transactions

On July 18, 2018, the Company entered into an Advisory Services Agreement with its majority member. The agreement requires quarterly advisory fees of $125 thousand paid at the beginning of each quarter. The Company incurred $889 thousand and $518 thousand in advisory fees for the years ended December 31, 2021 and 2020, respectively.